Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Feb. 02, 2018
Document Effective Date	Feb. 02, 2018
Prospectus Date	Aug. 01, 2017